Exhibit 1

GS Mortgage Securities Corporation Trust 2018-FBLU
Commercial Mortgage Pass Through Certificates, Series 2018-FBLU

Report To:

GS Mortgage Securities Corporation II

Goldman Sachs & Co. LLC

8 November 2018

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

GS Mortgage Securities Corporation II Goldman Sachs & Co. LLC 200 West Street New York, New York 10282

Re:	GS Mortgage Securities Corporation Trust 2018-FBLU (the “Issuing Entity”)

Commercial Mortgage Pass-Through Certificates, Series 2018-FBLU (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist GS Mortgage Securities Corporation II (the “Depositor”) with respect to the Mortgage Loan (as defined in Attachment A) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the Issuing Entity (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loan (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

8 November 2018

Attachment A Page 1 of 9

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of one promissory note issued by four single-purpose entities that are Delaware limited liability companies (collectively, the “Borrowers”), evidencing a two-year, interest-only floating rate loan, subject to three consecutive one-year extension options (the “Mortgage Loan”),
b.	The Mortgage Loan is secured by, among other things, a first mortgage lien on the Borrowers’ fee simple and leasehold interests in the Fontainebleau Miami Beach, a luxury hotel resort located in Miami Beach, Florida and a marina (the “Property”) and
c.	The Mortgage Loan has two related floating rate mezzanine loans (the “Mezzanine A Loan” and “Mezzanine B Loan,” respectively, and together, the “Mezzanine Loans”), which will not be assets of the Issuing Entity.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loans, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan.”

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan, Property, Mezzanine Loans and Total Debt associated with the Mortgage Loan as of 9 November 2018 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan, Property, Mezzanine Loans and Total Debt associated with the Mortgage Loan as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Attachment A Page 2 of 9

3. (continued)

Using information on the:

a.       Final Data File and

b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Due Date” of the Mortgage Loan and Mezzanine Loans, as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan and Mezzanine Loans as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Due Date,
b.	Maturity Date,
c.	Mezzanine Debt Maturity Date A,
d.	Mezzanine Debt Maturity Date B and
e.	Fully Extended Maturity Date

of the Mortgage Loan, Mezzanine A Loan and Mezzanine B Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Original Term To Maturity (Mos.) and
ii.	Fully Extended Original Term

of the Mortgage Loan and Mezzanine Loans. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 9

6.	The applicable Source Documents indicate that the Mortgage Loan and Mezzanine Loans are interest-only for their entire terms, including during the extension period options. Based on this information, the Depositor instructed us to:
a.	Use the “Original Term To Maturity (Mos.)” of the Mortgage Loan and Mezzanine Loans, as shown on the Final Data File, for the original interest-only period of the Mortgage Loan and Mezzanine Loans (the “Original Interest-Only Period (Mos.)”),
b.	Use “0” for the:
i.	Original Amortization Term (Mos.),
ii.	Fully Extended Amortization Term and
iii.	Remaining Amortization Term (Mos.)

of the Mortgage Loan and Mezzanine Loans,

c.	Use the “Original Balance ($)” of the Mortgage Loan, as shown on the Final Data File, as:
i.	The principal balance of the Mortgage Loan as of the Reference Date (the “Cut-off Date Balance ($)”) and
ii.	The principal balance of the Mortgage Loan as of the “Maturity Date” of the Mortgage Loan (the “Balloon Balance ($)”),
d.	Use the “Mezzanine Debt Original Amount A ($)” of the Mezzanine A Loan, as shown on the Final Data File, as:
i.	The principal balance of the Mezzanine A Loan as of the Reference Date (the “Mezzanine Debt Cut-Off Date Balance A ($)”) and
ii.	The principal balance of the Mezzanine A Loan as of the ”Mezzanine Debt Maturity Date A” of the Mezzanine A Loan (the “Mezzanine Debt Maturity Balance A ($)”) and
e.	Use the “Mezzanine Debt Original Amount B ($)” of the Mezzanine B Loan, as shown on the Final Data File, as:
i.	The principal balance of the Mezzanine B Loan as of the Reference Date (the “Mezzanine Debt Cut-Off Date Balance B ($)”) and
ii.	The principal balance of the Mezzanine B Loan as of the ”Mezzanine Debt Maturity Date B” of the Mezzanine B Loan (the “Mezzanine Debt Maturity Balance B ($)”).

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 9

7.	Using the:
a.	Mezzanine Debt Original Amount A ($),
b.	Mezzanine Debt Original Amount B ($),
c.	Mezzanine Debt Cut-Off Date Balance A ($),
d.	Mezzanine Debt Cut-Off Date Balance B ($),
e.	Mezzanine Debt Maturity Balance A ($),
f.	Mezzanine Debt Maturity Balance B ($),
g.	Mezzanine Gross Margin A and
h.	Mezzanine Gross Margin B

of the Mezzanine A Loan and Mezzanine B Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Total Mezzanine Debt Original Balance ($),
ii.	Total Mezzanine Debt Cut-Off Date Balance ($),
iii.	Total Mezzanine Debt Maturity Balance ($) and
iv.	Total Mezzanine Margin

of the Mezzanine Loans. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Original Balance ($),
b.	Total Mezzanine Debt Original Balance ($),
c.	Cut-off Date Balance ($),
d.	Total Mezzanine Debt Cut-Off Date Balance ($),
e.	Balloon Balance ($),
f.	Total Mezzanine Debt Maturity Balance ($),
g.	Margin and
h.	Total Mezzanine Margin

of the Mortgage Loan and Mezzanine Loans, as applicable, all as shown on the Final Data File, we recalculated the:

i.       Total Loan Original Balance ($),

ii.	Total Loan Cut-Off Date Balance ($),
iii.	Total Loan Maturity Balance ($) and
iv.	Total Debt Margin

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 9

9.	Using the:
a.	Original Term To Maturity (Mos.),
b.	Original Interest-Only Period (Mos.),
c.	Fully Extended Original Term and
d.	Seasoning

of the Mortgage Loan and Mezzanine Loans, all as shown on the Final Data File, we recalculated the:

i.	Remaining Term To Maturity (Mos.),
ii.	Remaining Interest-Only Period (Mos.) and
iii.	Fully Extended Remaining Term

of the Mortgage Loan and Mezzanine Loans. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Margin,
b.	Mezzanine Gross Margin A,
c.	Mezzanine Gross Margin B,
d.	Total Debt Margin,
e.	LIBOR Floor and
f.	LIBOR Rounding Methodology

of the Mortgage Loan, Mezzanine A Loan, Mezzanine B Loan and Total Debt associated with the Mortgage Loan, as applicable, all as shown on the Final Data File, and a LIBOR assumption of 2.30000% that was provided by the Depositor, we recalculated the:

i.	Mortgage Loan Rate (%),
ii.	Mezzanine Debt Interest Rate A,
iii.	Mezzanine Debt Interest Rate B and
iv.	Total Loan Interest Rate

of the Mortgage Loan, Mezzanine A Loan, Mezzanine B Loan and Total Debt associated with the Mortgage Loan, respectively. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	Using the:
a.	Margin and
b.	LIBOR Strike Cap

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Trust Interest Rate (At LIBOR Cap)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 9

12.	Using the:
a.	Original Balance ($),
b.	Mortgage Loan Rate (%),
c.	Trust Interest Rate (At LIBOR Cap) and
d.	Interest Accrual Method

of the Mortgage Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraphs of this Item 12., we recalculated the:

i.	Trust Monthly Payment ($),
ii.	Trust Annual Debt Service ($) and
iii.	Trust Annual Debt Service at LIBOR Cap ($)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Trust Monthly Payment ($)” of the Mortgage Loan as 1/12th of the product of:

a.	The “Original Balance ($),” as shown on the Final Data File,
b.	The “Mortgage Loan Rate (%),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Trust Annual Debt Service ($)” of the Mortgage Loan as twelve (12) times the “Trust Monthly Payment ($)” of the Mortgage Loan, as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Trust Annual Debt Service at LIBOR Cap ($)” of the Mortgage Loan as the product of:

a.	The “Original Balance ($),” as shown on the Final Data File,
b.	The “Trust Interest Rate (At LIBOR Cap),” as shown on the Final Data File, and
c.	365/360.

13.	Using the:
a.	Mezzanine Debt Original Amount A ($),
b.	Mezzanine Debt Interest Rate A,
c.	Mezzanine Debt Original Amount B ($),
d.	Mezzanine Debt Interest Rate B and
e.	Interest Accrual Method

of the Mezzanine A Loan and Mezzanine B Loan, as applicable, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraphs of this Item 13., we recalculated the:

i.	Mezzanine Debt Annual Payment A ($) and
ii.	Mezzanine Debt Annual Payment B ($)

of the Mezzanine A Loan and Mezzanine B Loan, respectively. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 7 of 9

13. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Debt Annual Payment A ($)” of the Mezzanine A Loan as the product of:

a.	The “Mezzanine Debt Original Amount A ($),” as shown on the Final Data File,
b.	The “Mezzanine Debt Interest Rate A,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Debt Annual Payment B ($)” of the Mezzanine B Loan as the product of:

a.	The “Mezzanine Debt Original Amount B ($),” as shown on the Final Data File,
b.	The “Mezzanine Debt Interest Rate B,” as shown on the Final Data File, and
c.	365/360.

14.	Using the:
a.	Mezzanine Debt Annual Payment A ($) and
b.	Mezzanine Debt Annual Payment B ($)

of the Mezzanine A Loan and Mezzanine B Loan, respectively, both as shown on the Final Data File, we recalculated the “Total Mezzanine Annual Payment ($)” of the Mezzanine Loans. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

15.	Using the:
a.	Trust Annual Debt Service ($) and
b.	Total Mezzanine Annual Payment ($)

of the Mortgage Loan and Mezzanine Loans, respectively, both as shown on the Final Data File, we recalculated the “Total Loan Annual Payment ($)” of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

16.       Using the:

a.	Total Loan Original Balance ($),
b.	Total Debt Margin,
c.	LIBOR Strike Cap and
d.	Interest Accrual Period

of the Mortgage Loan and Total Debt associated with the Mortgage Loan, as applicable, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph of this Item 16., we recalculated the “Total Loan Annual Payment at LIBOR Cap ($)” of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 8 of 9

16.	(continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Total Loan Annual Payment at LIBOR Cap ($)” of the Total Debt associated with the Mortgage Loan as the product of:

a.	The “Total Loan Original Balance ($),” as shown on the Final Data File,
b.	The sum of:
i.	The “Total Debt Margin,” as shown on the Final Data File, and
ii.	The ”LIBOR Strike Cap,” as shown on the Final Data File, and
c.	365/360.

17.	Using the:
a.	Trust Annual Debt Service ($),
b.	Trust Annual Debt Service at LIBOR Cap ($),
c.	Total Loan Annual Payment ($),
d.	Total Loan Annual Payment at LIBOR Cap ($),
e.	Underwritten Net Operating Income ($),
f.	Underwritten Net Cash Flow ($),
g.	Cut-off Date Balance ($),
h.	Total Loan Cut-Off Date Balance ($),
i.	Balloon Balance ($),
j.	Total Loan Maturity Balance ($),
k.	Appraised Value ($) and
l.	Keys

of the Mortgage Loan and Total Debt associated with the Mortgage Loan, as applicable, all as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Underwritten NOI DSCR (x),
ii.	Underwritten NCF DSCR (x),
iii.	Trust NCF DSCR at LIBOR Cap,
iv.	Underwritten NOI Debt Yield,
v.	Underwritten NCF Debt Yield,
vi.	Total Debt Loan NOI Debt Yield,
vii.	Total Debt Loan NCF Debt Yield,
viii.	Total Loan NOI DSCR,
ix.	Total Loan NCF DSCR,
x.	Total Debt NOI DSCR at LIBOR Cap,
xi.	Total Debt NCF DSCR at LIBOR Cap,
xii.	Trust Loan Cut-off Date LTV Ratio (%),
xiii.	Total Loan LTV,
xiv.	Trust Loan LTV Ratio at Maturity (%),
xv.	Total Loan Maturity Date LTV and
xvi.	Loan Per Unit ($)

of the Mortgage Loan and Total Debt associated with the Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 9 of 9

17. (continued)

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the “Underwritten NOI DSCR (x),” “Underwritten NCF DSCR (x),” “Trust NCF DSCR at LIBOR Cap,” “Total Loan NOI DSCR,” “Total Loan NCF DSCR,” “Total Debt NOI DSCR at LIBOR Cap,” “Total Debt NCF DSCR at LIBOR Cap” and “Loan per Unit ($)” to two decimal places and
b.	Round the “Underwritten NOI Debt Yield,” “Underwritten NCF Debt Yield,” “Total Debt Loan NOI Debt Yield,” “Total Debt Loan NCF Debt Yield,” “Trust Loan Cut-off Date LTV Ratio (%),” “Total Loan LTV,” “Trust Loan LTV Ratio at Maturity (%)” and “Total Loan Maturity Date LTV” to the nearest 1/10th of one percent.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents

Source Document Title	Source Document Date

Mortgage Loan Agreement	8 November 2018

Closing Statement	8 November 2018

Interest Rate Cap Agreement	8 November 2018

Bloomberg Screenshot for LIBOR Cap Provider Rating	Not Dated

Deposit Account Control Agreement	8 November 2018

Cash Management Agreement	8 November 2018

Guaranty Agreement	8 November 2018

Environmental Indemnity Agreement	8 November 2018

Mezzanine A Loan Agreement (see Note 1)	8 November 2018

Mezzanine B Loan Agreement (see Note 1)	8 November 2018

Exhibit 1 to Attachment A Page 2 of 2

Property Source Documents

Source Document Title	Source Document Date

Appraisal Report	31 October 2018

Engineering Report	15 October 2018

Phase I Environmental Report	12 October 2018

Underwriter’s Summary Report	30 October 2018

USPS Internet Site (www.usps.gov)	Not Applicable

Title Policy	8 November 2018

Insurance Review Document	2 November 2018

Consent and Subordination of Asset Advisory Agreement	8 November 2018

Management Agreements	Various

Management Agreement Amendments	Various

License Agreements	Various

Miami Investment Earnout Agreement	6 December 2013

Concession Agreement	10 October 2008

Concession Agreement Amendments	Various

Historical CapEx Reports	Not Dated

STR Reports	Various

Submerged Land Lease	26 January 2017

Note:

1.	The mezzanine A loan agreement and mezzanine B loan agreement Source Documents are referred to collectively as the “Mezzanine Loan Agreement.”

Exhibit 2 to Attachment A Page 1 of 8

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document

Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
County	USPS Internet Site (www.usps.gov)
State (see Note 1)	Appraisal Report
Zip Code	USPS Internet Site (www.usps.gov)
General Property Type	Appraisal Report
Detailed Property Type	Appraisal Report
Keys	Underwriter’s Summary Report
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Property Manager	Consent and Subordination of Asset Advisory Agreement

Third Party Information:

Characteristic	Source Document

Appraised Value ($)	Appraisal Report
Appraisal Date	Appraisal Report
As-Stabilized Appraised Value ($)	Appraisal Report
As-Stabilized Appraisal Date	Appraisal Report
Appraisal FIRREA (Y/N)	Appraisal Report
Appraiser Designation	Appraisal Report
Engineering Report Date	Engineering Report
Environmental Phase I Report Date	Phase I Environmental Report
Blanket Insurance Policy (Y/N)	Insurance Review Document

Exhibit 2 to Attachment A Page 2 of 8

Hotel Operating Information:

Characteristic	Source Document

2015 Occupancy	Underwriter’s Summary Report
2016 Occupancy	Underwriter’s Summary Report
2017 Occupancy	Underwriter’s Summary Report
TTM September 2018 Occupancy	Underwriter’s Summary Report
UW Occupancy	Underwriter’s Summary Report
2015 Average Daily Key Rate ($)	Underwriter’s Summary Report
2016 Average Daily Key Rate ($)	Underwriter’s Summary Report
2017 Average Daily Key Rate ($)	0BUnderwriter’s Summary Report
TTM September 2018 Average Daily Key Rate ($)	1BUnderwriter’s Summary Report
UW Average Daily Key Rate ($)	2BUnderwriter’s Summary Report
2015 Daily RevPAR ($)	Underwriter’s Summary Report
2016 Daily RevPAR ($)	Underwriter’s Summary Report
2017 Daily RevPAR ($)	Underwriter’s Summary Report
TTM September 2018 Daily RevPAR ($)	Underwriter’s Summary Report
UW Daily RevPAR ($)	Underwriter’s Summary Report

Underwriting Information: (see Note 2)

Characteristic	Source Document

2015 EGI Date	Underwriter’s Summary Report
2015 EGI ($)	Underwriter’s Summary Report
2015 Expenses ($)	Underwriter’s Summary Report
2015 NOI ($)	Underwriter’s Summary Report
2015 NCF ($)	Underwriter’s Summary Report
2016 EGI Date	Underwriter’s Summary Report
2016 EGI ($)	Underwriter’s Summary Report
2016 Expenses ($)	Underwriter’s Summary Report
2016 NOI ($)	Underwriter’s Summary Report
2016 NCF ($)	Underwriter’s Summary Report
2017 EGI Date	Underwriter’s Summary Report
2017 EGI ($)	Underwriter’s Summary Report
2017 Expenses ($)	Underwriter’s Summary Report
2017 NOI ($)	Underwriter’s Summary Report
2017 NCF ($)	Underwriter’s Summary Report
Most Recent Date (if past 2017)	Underwriter’s Summary Report
Most Recent # of months	Underwriter’s Summary Report
Most Recent Description	Underwriter’s Summary Report
Most Recent EGI (if past 2017) ($)	Underwriter’s Summary Report
Most Recent Expenses (if past 2017) ($)	Underwriter’s Summary Report
Most Recent NOI (if past 2017) ($)	Underwriter’s Summary Report
Most Recent NCF (if past 2017) ($)	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 3 of 8

Underwriting Information: (continued)

Characteristic	Source Document

Underwritten EGI ($)	Underwriter’s Summary Report
Underwritten Expenses ($)	Underwriter’s Summary Report
Underwritten Net Operating Income ($)	Underwriter’s Summary Report
Underwritten Replacement / FF&E Reserve ($)	Underwriter’s Summary Report
Underwritten TI / LC ($)	Underwriter’s Summary Report
Underwritten Other Reserve ($)	Underwriter’s Summary Report
Underwritten Net Cash Flow ($)	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document

Ongoing Replacement Reserve ($)	Mortgage Loan Agreement
Replacement Reserve Caps ($)	Mortgage Loan Agreement
Ongoing TI/LC Reserve ($)	Mortgage Loan Agreement
TI/LC Caps ($)	Mortgage Loan Agreement
Ongoing Environmental Reserve ($)	Mortgage Loan Agreement
Ongoing Deferred Maintenance Reserve ($)	Mortgage Loan Agreement
Ongoing Debt Service Reserve ($)	Mortgage Loan Agreement
Ongoing RE Tax Reserve ($)	Closing Statement
Ongoing Insurance Reserve ($)	Closing Statement
Ongoing Other Reserve ($)	Mortgage Loan Agreement
Upfront Replacement Reserve ($)	Closing Statement
Upfront TI/LC Reserve ($)	Closing Statement
Upfront Environmental Reserve ($)	Closing Statement
Upfront Deferred Maintenance Reserve ($)	Closing Statement
Upfront Debt Service Reserve ($)	Closing Statement
Upfront RE Tax Reserve ($)	Closing Statement
Upfront Insurance Reserve ($)	Closing Statement
Upfront Other Reserve ($)	Closing Statement
Other Reserve Description	Closing Statement

Exhibit 2 to Attachment A Page 4 of 8

Mortgage Loan Information:

Characteristic	Source Document(s)

Borrower Name	Mortgage Loan Agreement
Originator	Mortgage Loan Agreement
Origination Date	Mortgage Loan Agreement
Originator Entity Type	Mortgage Loan Agreement
Original Balance ($)	Mortgage Loan Agreement
Margin	Mortgage Loan Agreement
Mortgage Loan Index (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Float Rate Change Frequency (Mos) (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Rounding Methodology (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Lookback Days (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Floor (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Strike Cap (see Note 3)	Interest Rate Cap Agreement
LIBOR Cap After Extension (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Cap Expiration	Interest Rate Cap Agreement
LIBOR Cap Counterparty	Interest Rate Cap Agreement
LIBOR Cap Counterparty Rating (S&P / MIS / FITCH)	Bloomberg Screenshot for LIBOR Cap Provider Rating
Amortization Type (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Interest Accrual Method (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Interest Accrual Period (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Maturity Date	Mortgage Loan Agreement
Extension Options (Y/N) (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Options (#/Mos) (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Fully Extended Maturity Date (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Spread Increase Description (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Due Date (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Grace Period-Late Fee (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Grace Period-Default (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement

Exhibit 2 to Attachment A Page 5 of 8

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Due on Sale	Mortgage Loan Agreement
Due on Encumbrance	Mortgage Loan Agreement
Mortgage Assumable?	Mortgage Loan Agreement
Assumption Fee	Mortgage Loan Agreement
Carve-out Guarantor	Guaranty Agreement
Recourse	Guaranty Agreement
Sponsor	Mortgage Loan Agreement
Terrorism Insurance Required (Y/N)	Mortgage Loan Agreement
First Due Date (see Notes 3 and 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Last IO Due Date (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Lockbox (see Note 5)	Mortgage Loan Agreement
Cash Management (see Note 6)	Mortgage Loan Agreement
Cash Management Triggers	Mortgage Loan Agreement
DSCR at Trigger Level	Mortgage Loan Agreement
Prepayment Provision	Mortgage Loan Agreement
Lockout Period	Mortgage Loan Agreement
Prepayment Begin Date (see Note 7)	Mortgage Loan Agreement
Prepayment End Date (see Note 8)	Mortgage Loan Agreement
Day of Month Prepayment Permitted	Mortgage Loan Agreement
Open Period Begin Date (see Note 9)	Mortgage Loan Agreement
Open Period (Payments)	Mortgage Loan Agreement
Prepayment Type	Mortgage Loan Agreement
Partially Prepayable without Penalty	Mortgage Loan Agreement
Partially Prepayable without Penalty Description	Mortgage Loan Agreement
Partial Collateral Release Description	Mortgage Loan Agreement
First Extension Fee	Mortgage Loan Agreement
Second Extension Fee	Mortgage Loan Agreement
Third Extension Fee	Mortgage Loan Agreement
Fourth Extension Fee	Mortgage Loan Agreement
Fifth Extension Fee	Mortgage Loan Agreement
Exit Fee	Mortgage Loan Agreement
Single Purpose Borrower (Y/N)	Mortgage Loan Agreement
Condominium Present?	Mortgage Loan Agreement
Tenant In Common (Y/N)	Mortgage Loan Agreement
Ownership Interest	Title Policy
Lien Position	Title Policy

Exhibit 2 to Attachment A Page 6 of 8

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Mezzanine Debt Original Amount A ($)	Mezzanine A Loan Agreement
Name of Mezzanine Lender A	Mezzanine A Loan Agreement
Mezzanine Debt Maturity Date A	Mezzanine A Loan Agreement
Mezzanine Gross Margin A	Mezzanine A Loan Agreement
Mezzanine Debt Original Amount B ($)	Mezzanine B Loan Agreement
Name of Mezzanine Lender B	Mezzanine B Loan Agreement
Mezzanine Debt Maturity Date B	Mezzanine B Loan Agreement
Mezzanine Gross Margin B	Mezzanine B Loan Agreement
Ground Lease (Y/N)	Submerged Land Lease and Title Policy
Annual Ground Lease Payment ($)	Submerged Land Lease
Ground Lease Expiration Date	Submerged Land Lease
Ground Lease Extension (Y/N)	Submerged Land Lease
# of Ground Lease Extension Options	Submerged Land Lease
Ground Lease Expiration Date after all Extensions	Submerged Land Lease
Release Provisions (Y/N)	Mortgage Loan Agreement
Future Debt Allowed?	Mortgage Loan Agreement
Loan Purpose	Closing Statement

Notes:

1.	For the purpose of comparing the:
a.	Address,
b.	City and
c.	State

characteristics, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

2.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

Exhibit 2 to Attachment A Page 7 of 8

Notes: (continued)

3.	For the:
a.	Mortgage Loan Index,
b.	Float Rate Change Frequency (Mos),
c.	LIBOR Rounding Methodology,
d.	LIBOR Lookback Days,
e.	LIBOR Floor,
f.	LIBOR Strike Cap,
g.	LIBOR Cap After Extension,
h.	Amortization Type,
i.	Interest Accrual Method,
j.	Interest Accrual Period,
k.	Extension Options (Y/N),
l.	Extension Options (#/Mos),
m.	Fully Extended Maturity Date,
n.	Extension Spread Increase Description,
o.	Due Date,
p.	Grace Period-Late Fee,
q.	Grace Period-Default,
r.	First Due Date and
s.	Last IO Due Date

characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for the Mortgage Loan and Mezzanine Loans that is shown in the applicable Source Document(s) for each of the characteristics listed in a. through s. above.

4.	For the purpose of comparing the “First Due Date” characteristic, the Depositor instructed us to assume that the “First Due Date” is the “Due Date” related to the first full interest accrual period, as shown in the applicable Source Document.

5.	For the purpose of comparing the “Lockbox” characteristic, the Depositor instructed us to use “Hard” for the “Lockbox” characteristic if the applicable Source Document requires the Borrowers to direct credit card companies or credit card clearing banks to pay receipts directly to a lockbox account controlled by the lender.

6.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “In Place” for the “Cash Management” characteristic if, for funds directed into a lockbox, such funds are generally not made immediately available to the Borrowers, but instead are forwarded to a cash management account maintained by the Borrowers for the benefit of the lender and such funds are disbursed according to the applicable Source Document, with any excess remitted to the Borrowers (unless an event of default or one or more specified trigger events under the applicable Source Document have occurred and are outstanding), generally on a daily basis.

Exhibit 2 to Attachment A Page 8 of 8

Notes: (continued)

7.	For the purpose of comparing the “Prepayment Begin Date” characteristic, the Depositor instructed us to use the first “Due Date” which occurs during the spread maintenance period of the prepayment string, all as shown in the applicable Source Document.

8.	For the purpose of comparing the “Prepayment End Date” characteristic, the Depositor instructed us to use the day prior to the first “Due Date” which occurs during the open period of the prepayment string, all as shown in the applicable Source Document.

9.	For the purpose of comparing the “Open Period Begin Date” characteristic, the Depositor instructed us to use the first “Due Date” which occurs during the open period of the prepayment string, all as shown in the applicable Source Document.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property Name
Mortgage Loan Seller
Control Number
Loan / Property Flag
Number of Properties
Seismic Report Date
PML or SEL (%)
Earthquake Insurance Required (Y/N)
Single Tenant (Y/N)
Administrative Fee Rate (%)
Cross-Collateralized (Y/N)
Crossed Group
Environmental Phase II
Environmental Phase II Report Date
Environmental Insurance Required (Y/N)
Related Group
Letter of Credit?
Letter of Credit Balance ($)
Letter of Credit Description
Yield Maintenance Index
Yield Maintenance Discount
Yield Maintenance Margin
Yield Maintenance Calculation Method
Pari Passu Split (Y/N)
Other Subordinate Debt Balance ($)
Other Subordinate Debt Type
% of Initial Pool Balance
First P&I Due Date
Lockout Expiration Date
Hotel Franchise Flag
Franchise Agreement Expiration
Hotel Management Agreement Expiration
Prior Securitizations

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.